S000056604 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
iShares Core MSCI International Developed Markets ETF | iShares Core MSCI International Developed Markets ETF
Prospectus [Line Items]
Annual Return [Percent]	4.49%	17.28%	(14.94%)	12.72%	8.41%	23.39%	(14.32%)